Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 364,444		$ 389,954		$ 317,222
Level 3 assets, Total gains (losses) included in net income	63,099	[1]	151	[2]	21,394	[3]
Level 3 assets, Total gains (losses) included in OCI	2,679		(6,551)		17,974
Level 3 assets, Transfers into Level 3	40,734		9,663		71,205
Level 3 assets, Transfers out of Level 3	(39,349)		(4,160)		(2,730)
Level 3 liabilities, Balance at beginning of period	(9,197)		(17,877)		(21,854)
Level 3 liabilities, Total gains (losses) included in net income	1,806	[1]	8,680	[2]	3,977	[3]
Level 3 liabilities, Total gains (losses) included in OCI	0		0		0
Level 3 liabilities, Transfers into Level 3	0		0		0
Level 3 liabilities, Transfers out of Level 3	0		0		0
Level 3 assets, Purchases	6,573		7,249		21,500
Level 3 assets, Sales	(11,955)		(25,682)		(22,929)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(15,778)		(6,180)		(33,682)
Level 3 assets, Balance at end of period	410,447		364,444		389,954
Level 3 liabilities, Purchases	0		0		0
Level 3 liabilities, Sales	0		0		0
Level 3 liabilities, Issues	0		0		0
Level 3 liabilities, Settlements	0		0		0
Level 3 liabilities, Balance at end of period	(7,391)		(9,197)		(17,877)
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	51,315		67,672		50,422
Level 3 assets, Total gains (losses) included in net income	(360)	[1]	(1,960)	[2]	50	[3]
Level 3 assets, Total gains (losses) included in OCI	2,874		2,614		3,082
Level 3 assets, Transfers into Level 3					18,576
Level 3 assets, Transfers out of Level 3	(4,940)
Level 3 assets, Sales	(4,559)		(15,067)		(2,251)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(1,908)		(1,944)		(2,207)
Level 3 assets, Balance at end of period	42,422		51,315		67,672
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	259,428		260,351		223,643
Level 3 assets, Total gains (losses) included in net income	7,257	[1]	8,509	[2]	3,854	[3]
Level 3 assets, Total gains (losses) included in OCI	(741)		(8,214)		11,224
Level 3 assets, Transfers into Level 3	40,734		9,663		52,629
Level 3 assets, Transfers out of Level 3	(34,409)		(4,160)
Level 3 assets, Purchases	1,500		6,910		18,029
Level 3 assets, Sales	(7,396)		(10,615)		(18,812)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(13,808)		(3,016)		(30,216)
Level 3 assets, Balance at end of period	252,565		259,428		260,351
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	24,799		26,970		26,425
Level 3 assets, Total gains (losses) included in OCI	546		(951)		3,668
Level 3 assets, Sales					(1,866)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements			(1,220)		(1,257)
Level 3 assets, Balance at end of period	25,345		24,799		26,970
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	335,542		354,993		303,220
Level 3 assets, Total gains (losses) included in net income	6,897	[1]	6,549	[2]	3,904	[3]
Level 3 assets, Total gains (losses) included in OCI	2,679		(6,551)		17,974
Level 3 assets, Transfers into Level 3	40,734		9,663		71,205
Level 3 assets, Transfers out of Level 3	(39,349)		(4,160)		(2,730)
Level 3 assets, Purchases	1,500		6,910		18,029
Level 3 assets, Sales	(11,955)		(25,682)		(22,929)
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(15,716)		(6,180)		(33,680)
Level 3 assets, Balance at end of period	320,332		335,542		354,993
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Purchases	5,000
Level 3 assets, Issues	0
Level 3 assets, Balance at end of period	5,000
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	1,076		306		(2,867)
Level 3 assets, Total gains (losses) included in net income	(533)	[1]	431	[2]	(296)	[3]
Level 3 assets, Purchases	73		339		3,471
Level 3 assets, Issues	0		0		0
Level 3 assets, Settlements	(62)				(2)
Level 3 assets, Balance at end of period	554		1,076		306
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	27,826		34,655		16,869
Level 3 assets, Total gains (losses) included in net income	56,735	[1]	(6,829)	[2]	17,786	[3]
Level 3 assets, Issues	0		0		0
Level 3 assets, Balance at end of period	84,561		27,826		34,655
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period					2,730
Level 3 assets, Transfers out of Level 3					(2,730)
Level 3 assets, Issues					0
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(9,197)		(17,877)		(21,854)
Level 3 liabilities, Total gains (losses) included in net income	1,806	[1]	8,680	[2]	3,977	[3]
Level 3 liabilities, Total gains (losses) included in OCI	0		0		0
Level 3 liabilities, Transfers into Level 3	0		0		0
Level 3 liabilities, Transfers out of Level 3	0		0		0
Level 3 liabilities, Purchases	0		0		0
Level 3 liabilities, Sales	0		0		0
Level 3 liabilities, Issues	0		0		0
Level 3 liabilities, Settlements	0		0		0
Level 3 liabilities, Balance at end of period	$ (7,391)		$ (9,197)		$ (17,877)

[1]	The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.
[2]	The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.
[3]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.